Statements of Changes in Stockholders' Equity (Parentheticals)	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Statement of Stockholders' Equity [Abstract]
Sponsor per share	$ 0.006
Forfeiture shares (in Shares) | shares	920,000
Anchor investor (in Dollars) | $	$ 920,000
Sale per unit	$ 10.00
Sale of Private Placement (in Shares) | shares	5,700,000
Private Placement Warrants	$ 1.00
Fair value (in Dollars) | $	$ 0.77